Statutory and other information - Shares and share options (Details) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€) Options shares	Mar. 31, 2021 EUR (€) Options shares	Mar. 31, 2020 EUR (€) Options shares	Mar. 31, 2019 Options € / shares	Mar. 31, 2015 Options € / shares
Disclosure of transactions between related parties [line items]
Number of outstanding share options	22,800,000	30,000,000.0	34,800,000	39,800,000
Number of options exercised	6,500,000	3,600,000	3,000,000.0
Share based compensation | €	€ 3.7	€ 2.4	€ 3.7
Roisin Brennan
Disclosure of transactions between related parties [line items]
Share capital | shares	4,000
Number of outstanding share options	50,000	50,000	50,000
Michael Cawley
Disclosure of transactions between related parties [line items]
Share capital | shares	756,198	756,198	756,198
Number of outstanding share options	50,000	80,000	80,000
Emer Daly
Disclosure of transactions between related parties [line items]
Share capital | shares	6,840	6,840	3,260
Number of outstanding share options	50,000	50,000	50,000
Geoff Doherty
Disclosure of transactions between related parties [line items]
Share capital | shares	50,700
Stan McCarthy
Disclosure of transactions between related parties [line items]
Share capital | shares	10,000	10,000	10,000
Number of outstanding share options	50,000	50,000	50,000
Howard Millar
Disclosure of transactions between related parties [line items]
Share capital | shares	500,000	435,000	390,000
Number of outstanding share options	50,000	50,000	80,000
Dick Milliken
Disclosure of transactions between related parties [line items]
Share capital | shares	17,250	9,750	9,750
Number of outstanding share options	50,000	80,000	80,000
Mike O Brien
Disclosure of transactions between related parties [line items]
Share capital | shares	4,405	4,405
Number of outstanding share options	50,000	50,000	50,000
Michael O'Leary
Disclosure of transactions between related parties [line items]
Share capital | shares	44,096,725	44,096,725	44,096,725
Number of outstanding share options	12,500,000	15,000,000	15,000,000
Share options granted				10	5
Number of options exercised	2.5
Options granted exercise price | € / shares				€ 11.12	€ 8.35
Julie O Neill
Disclosure of transactions between related parties [line items]
Share capital | shares	5,000	5,000	1,000
Number of outstanding share options	50,000	50,000	80,000
Louise Phelan
Disclosure of transactions between related parties [line items]
Share capital | shares	60,000	30,000	30,000
Number of outstanding share options	50,000	80,000	80,000
Director
Disclosure of transactions between related parties [line items]
Share based compensation | €	€ 1.9	€ 1.9	€ 2.7
Other directors
Disclosure of transactions between related parties [line items]
Options granted exercise price | € / shares				€ 11.12
Number of share options granted in share-based payment arrangement, per person				50,000